Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans
Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2018, 2017 and 2016:

	Directors’ Plan		Employees’ Plan
		Weighted		Weighted
	Number	Average	Number	Average
	of	Exercise	of	Exercise
	Shares	Price	Shares	Price
Outstanding at January 1, 2016	87,000	$21.35	23,000	$23.46
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(9,000)	23.70	(23,000)	23.46

Outstanding at December 31, 2016	78,000	$21.08	—	$—
Granted	—	—	—	—
Exercised	(6,000)	20.94	—	—
Expired	(9,000)	22.00	—	—

Outstanding at December 31, 2017	63,000	$20.96	—	$—
Granted	—	—	—	—
Exercised	(6,000)	18.00	—	—
Expired	(4,500)	18.00	—	—

Outstanding at December 31, 2018	52,500	$21.55	—	$—
Options exercisable at:
December 31, 2018	52,500	$21.55	—	$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity	The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	13,500	18.76	3 years, 4 months
$20.01 to $22.50	25,500	20.83	1 year, 5 months
$22.51 and above	13,500	25.72	1 year, 4 months
Total	52,500	$21.55	1 years, 11 months